Summary of significant accounting policies, estimates and judgments (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Bank's Significant Exposures to Financial Instruments
The following tables show the Bank’s significant exposures to financial instruments referencing benchmark interest rates subject to the Reform that have yet to transition to ABRs. As at October 31, 2023, this represents our financial instruments referencing CDOR and maturing after June 28, 2024. In the normal course of business, our derivative notional amounts may fluctuate with minimal impact to our IBOR conversion plans.

	As at
	October 31, 2023			October 31, 2022

(Millions of Canadian dollars)	Non-derivative financial assets (1)	Non-derivative financial liabilities (2)	Derivative notional	Non-derivative financial assets (1)	Non-derivative financial liabilities (2)	Derivative notional (3)
CDOR (4)	$29,496	$24,735	$2,154,345	$18,493	$18,572	$2,226,700

(1)	Non-derivative assets represent the drawn outstanding balance of Loans and Customers’ liability under acceptances and the fair value of Securities.
(2)	Non-derivative liabilities represent Subordinated debentures, Deposits and Acceptances.
(3)	Amounts have been updated from those previously presented to reflect the cessation of USD LIBOR.
(4)	Includes our exposure to financial instruments referencing interest rates substantially similar to CDOR.

Summary of Undrawn Balances of Loan Commitments
The following table presents the undrawn balances of loan commitments referencing benchmark interest rates subject to the Reform.

	As at

(Millions of Canadian dollars)	October 31, 2023	October 31, 2022
Authorized and committed undrawn commitments
CDOR (1), (2)	$40,010	$26,913

(1)	Includes our exposure to financial instruments referencing interest rates substantially similar to CDOR.
(2)	Undrawn commitments exclude amounts related to drawn outstanding balances, which in certain cases may exclude extension options.